ICON Risk-Managed Balanced Fund
ICON RISK-MANAGED BALANCED FUND (Formerly, ICON Risk-Managed Equity Fund)
Investment Objective/Goals
Seeks modest capital appreciation and to maximize realized gains.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 52 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 62 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON Risk-Managed Balanced Fund (USD $)		Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	[1]	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	[1]	1.00%	[2]	1.00%	none
Redemption Fee ($15 fee applicable for wire redemptions only)		none		none	none
[1]	The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.
[2]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON Risk-Managed Balanced Fund		Class A	Class C	Class S
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.16%	1.50%	1.05%
Expense Recoupments	[1]			none	[2]
Total Annual Fund Operating Expenses		2.16%	3.25%	1.80%
Expense Reimbursements	[1]	(0.68%)	(1.02%)	(0.56%)
Total Annual Fund Operating Expenses	[3]	1.48%	2.23%	1.24%
[1]	During the year ended September 30, 2012, ICON Advisers waived $31,272 and recouped $103 of Class S expenses. At September 30, 2012, ICON Advisers was waiving Class S expenses.
[2]	Amount less than 0.00%
[3]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.45%, an annual rate for Class C of 2.20%, and an annual rate of 1.20% for Class S. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days' written notice of termination to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON Risk-Managed Balanced Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	811	1,016	1,336	2,413
Class C	326	697	1,194	2,816
Class S	126	393	680	1,654

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
ICON Risk-Managed Balanced Fund Class C	226	697	1,194	2,816

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71.06% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It seeks modest capital appreciation by normally investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities traded in U.S. markets, including common stocks and preferred stocks of any market capitalization. To manage the risk of holding equity securities, the Fund may write call options or purchase puts on the securities in the portfolio or indexes. The Fund may also purchase exchange traded funds and other derivatives.

ICON believes that equity markets go through themes over time, simply stated, stocks in industries that were market leaders at one time tend to become overpriced relative to intrinsic value, and stocks in industries that were not in favor tend to drop below intrinsic value. The Fund will sell industries ICON believes are overpriced and buy industries we believe are underpriced. The Fund may invest up to 25% of its assets in a single industry. ICON's combination of industry rotation and bottom-up valuation distinguishes us from other investment managers. The Fund may invest up to 20% of its net assets in a broad range of investment grade U.S. dollar denominated bonds.
Principal Investment Risks
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Correlation Risk. The effectiveness of the Fund's index option-based risk management strategy may be reduced if the performance of the Fund's equity portfolio does not correlate to that of the index underlying its option positions.

Options Risk. Investments in call options involve certain risks. These risks include:

  Limited Gains. By selling a call option, the Fund may forego the opportunity to benefit from an increase in price of the underlying stock or index above the exercise price, but continue to bear the risk of a decline in the value of the underlying stock or index. While the Fund receives a premium for writing the call option, the price the Fund realizes from the sale of stock or exposure to the underlying index upon exercise of the option could be substantially below its prevailing market price.

  Lack of Liquidity for the Option. A liquid market may not exist for the option. If the Fund is not able to close out the options transaction, the Fund will not be able to sell the underlying security until the option expires or is exercised.

  Lack of Liquidity for the Security. The Fund's investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because the Fund may generally hold the stocks or exposure to the index underlying the option, the Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities. This risk is less likely to be prevalent on options that are written on an index.

Tax Consequences. The sale of call options generates premiums. These premiums typically will result in short-term capital gains to the Fund for federal and state income tax purposes. Transactions involving the disposition of the Fund's underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses. Due to the tax treatment of securities on which call options have been written, the majority, if not all, of the gains from the sale of the underlying security will be short-term capital gains. Short-term capital gains are usually taxable as ordinary income when distributed to shareholders. Because the Fund does not have control over the exercise of the call options it writes, shareholder redemptions or corporate events involving its equity securities investments (such as mergers, acquisitions or reorganizations), may force it to realize capital gains or losses at inopportune times. The Fund intends to make quarterly distributions of income (versus capital gains), if any.

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broad categories called sectors. The Fund may overweight industries within various sectors and may invest up to 25% of the Fund's total assets in a single industry. The fact that the Fund may overweight a specific industry or industries may cause the Fund's performance to be more susceptible to political, economic, business or other developments that affect those industries or sectors. This overweighting means the Fund may be less diverse and more volatile than its benchmark.

Bond Risk. Up to 20% of the Fund's net assets may be invested in a broad range of investment grade U.S. dollar denominated bonds, including corporate, agency and government-issued bonds. Bond prices tend to move inversely with changes in interest rates. Bonds with longer maturities are more sensitive to changes in interest rates. Slower payoffs effectively increase duration, also heightening interest rate risk. The Fund could lose money if the issuer of the bonds is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal or interest, or a decline in the perception in the credit quality of a bond could affect bond prices. If a credit rating agency gives a debt security a lower rating, the value or liquidity of the bond may be adversely affected. Bonds, unlike equities listed on a national securities exchange, have less liquidity and the Fund may not be able to sell the bonds when it wants to sell, or if it can, it may need to sell at greatly reduced prices because of the lack of demand.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies, which may involve greater risk of loss and price fluctuation than larger and more established companies. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Foreign Investment Risk. Up to 20% of the Fund's net assets may be invested in foreign securities. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Segregated Account Risk. The Fund is required to maintain a segregated account of cash or highly liquid securities with a broker or custodian to cover the Fund's options positions. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. As a result, there is the possibility that segregation of a large percentage of the Fund's assets could affect its portfolio management.
Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class C Shares
Best Quarter: Q2 2003 16.87% Worst Quarter: Q1 2009 -15.37%

The bar chart above does not reflect any sales charges. If those charges were reflected, returns would be less than those shown.
Average Annual Total Returns for the Periods ended 12/31/12
Average Annual Total Returns ICON Risk-Managed Balanced Fund	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class C	Nov. 21, 2002	6.18%	(1.71%)	3.99%	3.68%
Class C Return After Taxes on Distributions	Nov. 21, 2002	6.08%	(1.79%)	2.98%	2.69%
Class C Return After Taxes on Distributions and Sale of Fund Shares	Nov. 21, 2002	4.14%	(1.46%)	2.93%	2.67%
Class C S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	Nov. 21, 2002	16.13%	2.07%	7.50%	6.84%
Class A	May 31, 2006	1.77%	(2.11%)		0.84%
Class A S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	May 31, 2006	16.13%	2.07%		4.17%
Class S	May 06, 2004	8.24%	(0.71%)		2.98%
Class S S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	May 06, 2004	16.13%	2.07%		5.40%

After-tax performance is shown only for the Fund's Class C shares. After-tax performance for the Fund's Class A and Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.